UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices) (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a)

Obra Defensive High Yield ETF Tailored Shareholder Report

Obra Defensive High Yield ETF

Ticker: ODHY

EXCHANGE: NYSE Arca

Annual Shareholder Report March 31, 2026

This Annual shareholder report contains important information about the Obra Defensive High Yield ETF (the "Fund") for the period of June 27, 2025 (inception date) to March 31, 2026. You can find additional information about the Fund at www.obrafunds.com/ODHY. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Defensive High Yield ETF	$47¹	0.61%
¹	Based on operations for the period from June 27, 2025 to March 31, 2026. Expenses for the full fiscal year would be higher.

How did the Fund perform last year and what affected its performance?

For the period June 27, 2025 (inception date) through March 31, 2026, the Fund returned 2.90%. It underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.47% for the same period. It also underperformed the ICE BofA U.S. High Yield Index, which returned 3.48% for the same period.

High Yield corporate credit spreads widened and treasury yields rose during the period, with most of those moves occurring in 1Q 2026.

The Fund generally does not invest in CCC rated bonds, and relative performance benefitted from having no exposure to this ratings category which underperformed the BB and B rated categories.

The Fund generally limits its exposure to companies and industries that are highly sensitive to commodity prices. A substantial underweight in the Energy sector detracted from relative performance as oil and gas prices spiked.

TEGNA and SM Energy bonds added the most to fund performance, while Sealed Air and Virgin Media bonds detracted the most.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Obra Defensive High Yield ETF ($10,290)
Bloomberg U.S. Aggregate Bond Index ($10,469)
ICE BofA U.S. High Yield Index ($10,348)
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
06/27/2025
10/31/2025
03/31/2026

Average Annual Total Returns

(as of March 31, 2026)

Since Inception (06/27/2025)
Obra Defensive High Yield ETF	2.90%
Bloomberg U.S. Aggregate Bond Index	3.47%
ICE BofA U.S. High Yield Index	3.48%

Visit www.obrafunds.com/ODHY for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Obra Defensive High Yield ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Net Assets	$5,048,626
Number of Holdings	142
Net Advisory Fee	$0
Portfolio Turnover Rate	14.75%

What did the Fund invest in?

(as of March 31, 2026)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of net assets)
Goldman Sachs Financial Square Government Fund	3.6%
TransDigm Inc	1.0%
Advanced Drainage Systems Inc	1.0%
Nexstar Media Inc	1.0%
Vistra Operations Co LLC	1.0%
Aramark Services Inc	1.0%
Iron Mountain Inc	1.0%
Clean Harbors Inc	1.0%
Caesars Entertainment Inc	1.0%
New Red Finance Inc	1.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com/ODHY.

Obra High Grade Structured Products ETF Tailored Shareholder Report

Obra High Grade Structured Products ETF

Ticker: OGSP

EXCHANGE: NYSE Arca

Annual Shareholder Report March 31, 2026

This Annual shareholder report contains important information about the Obra High Grade Structured Products ETF (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.obrafunds.com/OGSP. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra High Grade Structured Products ETF	$83	0.81%

How did the Fund perform last year and what affected its performance?

For the period April 1, 2025 through March 31, 2026, the Fund returned 5.20%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.35% for the same period. It also outperformed the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.51% for the same period.

Securitized credit spreads were moderately tighter while the front end of the Treasury curve tightened — largely masking significant intra-year volatility and dispersion. Asset performance during the period benefited from supportive fundamentals and macro tailwinds.  Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS), to which the Fund has exposure, were all stable to moderately tighter over the year.

The following contributed most to the Fund’s performance during the reporting period:

● Exposure to CLOs and non-agency CMBS added to returns as spreads tightened moderately.

● Exposure to ABS and non-Agency added to returns as spreads were stable and shorter dated treasury yields tightened.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Obra High Grade Structured Products ETF ($11,254)
Bloomberg U.S. Aggregate Bond Index ($11,032)
ICE BofA 1-3 Year U.S. Corporate Index ($11,103)
$12,000
$11,000
$10,000
04/09/2024
03/31/2025
03/31/2026

Average Annual Total Returns

(as of March 31, 2026)

	1 Year	Since Inception (04/09/2024)
Obra High Grade Structured Products ETF	5.20%	12.54%
Bloomberg U.S. Aggregate Bond Index	4.35%	5.10%
ICE BofA 1-3 Year U.S. Corporate Index	4.51%	11.03%

Visit www.obrafunds.com/OGSP for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Obra High Grade Structured Products ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Net Assets	$29,300,323
Number of Holdings	114
Net Advisory Fee	$4,448
Portfolio Turnover Rate	60.72%

What did the Fund invest in?

(as of March 31, 2026)

Break Down by Security Type (% of net assets)

Top Ten Holdings	(% of net assets)
Pagaya AI Debt Trust 2025-4	2.6%
Hotwire Funding LLC	2.6%
AGL CLO 30 Ltd	2.6%
GWT 2024-WLF2	2.6%
Gracie Point International Funding 2025-1 LLC	2.4%
Ivy Hill Middle Market Credit Fund IX Ltd	2.2%
BHMS Commercial Mortgage Trust 2025-ATLS	2.0%
Obra CLO 2 Ltd	2.0%
NALP Business Loan Trust 2026-1	2.0%
HLTN Commercial Mortgage Trust 2024-DPLO	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com/OGSP.

Obra Opportunistic Structured Products ETF Tailored Shareholder Report

Obra Opportunistic Structured Products ETF

Ticker: OOSP

EXCHANGE: NYSE Arca

Annual Shareholder Report March 31, 2026

This Annual shareholder report contains important information about the Obra Opportunistic Structured Products ETF (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.obrafunds.com/OOSP. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Opportunistic Structured Products ETF	$79	0.77%

How did the Fund perform last year and what affected its performance?

For the period April 1, 2025 through March 31, 2026, the Fund returned 6.49%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.35% for the same period. It also outperformed the ICE BofA 1-3 Year BBB U.S. Corporate Index, which returned 4.71% for the same period.

Securitized credit spreads were moderately tighter while the front end of the Treasury curve tightened — largely masking significant intra-year volatility and dispersion. Asset performance during the period benefited from supportive fundamentals and macro tailwinds. Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS), to which the Fund has exposure, were all stable to moderately tighter over the year.

The following contributed most to the Fund’s performance during the reporting period:

●Exposure to CLOs and non-agency CMBS added to returns as spreads tightened moderately.

●Exposure to ABS and non-Agency added to returns as spreads were stable and shorter dated treasury yields tightened.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Obra Opportunistic Structured Products ETF ($11,577)
Bloomberg U.S. Aggregate Bond Index ($11,032)
ICE BofA 1-3 Year BBB U.S. Corporate Index ($11,140)
$12,000
$11,000
$10,000
04/09/2024
03/31/2025
03/31/2026

Average Annual Total Returns

(as of March 31, 2026)

	1 Year	Since Inception (04/09/2024)
Obra Opportunistic Structured Products ETF	6.49%	7.69%
Bloomberg U.S. Aggregate Bond Index	4.35%	5.10%
ICE BofA 1-3 Year BBB U.S. Corporate Index	4.71%	5.62%

Visit www.obrafunds.com/OOSP for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Obra Opportunistic Structured Products ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Net Assets	$133,944,280
Number of Holdings	231
Net Advisory Fee	$43,574
Portfolio Turnover Rate	71.75%

What did the Fund invest in?

(as of March 31, 2026)

Break Down by Security Type (% of net assets)

Top Ten Holdings	(% of net assets)
NYCT Trust 2024-3ELV	1.3%
Research-Driven Pagaya Motor Asset Trust 2026-R1	1.1%
Pagaya AI Debt Grantor Trust 2026-2	1.1%
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	0.9%
HLTN Commercial Mortgage Trust 2024-DPLO	0.9%
Pagaya AI Debt Trust 2025-4	0.9%
Vertical Bridge CC LLC	0.9%
Zayo Issuer LLC	0.9%
JW Trust 2024-BERY	0.9%
GWT 2024-WLF2	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com/OOSP.

(b)       Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF and the Obra Opportunistic Structured Products ETF (together, the “Funds”) for the last two fiscal years ended March 31, 2025 and March 31, 2026 are reflected in the table below.

For the last two fiscal years ended March 31, 2025, and March 31, 2026 these amounts represent aggregate fees billed for professional services rendered by the Funds’ independent accountant, Tait, Weller & Baker, LLP (the “Accountant”), in connection with the audit of the Funds’ annual financial statements and for services that are normally provided by the Accountant in connection with the Funds’ statutory and regulatory filings for that fiscal year.

	March 31,	March 31,
Fund	2025	2026
Obra Defensive High Yield ETF	—	$12,000
Obra High Grade Structured Products ETF	$10,000	$12,000
Obra Opportunistic Structured Products ETF	$10,000	$12,000

(b)	Audit-Related Fees

These amounts represent fees billed in the Funds’ last two fiscal years ended March 31, 2025, and March 31, 2026 for professional services rendered by the Accountant in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

	March 31,	March 31,
Fund	2025	2026
Obra Defensive High Yield ETF	—	$5,500
Obra High Grade Structured Products ETF	$5,500	$5,500
Obra Opportunistic Structured Products ETF	$5,500	$5,500

(c)	Tax Fees

These amounts represent the aggregate fees billed in the Funds’ last two fiscal years ended March 31, 2025, and March 31, 2026 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

	March 31,	March 31,
Fund	2025	2026
Obra Defensive High Yield ETF	—	$3,000
Obra High Grade Structured Products ETF	$3,000	$3,000
Obra Opportunistic Structured Products ETF	$3,000	$3,000

(d)	All Other Fees

There were no other fees billed in the Funds’ initial fiscal year ended March 31, 2025, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Funds’ Board of Trustees pre- approved the engagement of the Accountant for the Funds’ last fiscal year ended March 31, 2026, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Funds and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Funds’ investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the last two fiscal years ended March 31, 2025, and March 31, 2026 are reflected in the table below. There were no gees billed by the Accountant for non-audit services rendered to the Funds’ investment advisor, or any other entity controlling, controlled by, or under common control with the Funds’ investment advisor for the Funds’ last two fiscal years ended March 31, 2025 and March 31, 2026.

	March 31,	March 31,
Fund	2025	2026
Obra Defensive High Yield ETF	—	$3,000
Obra High Grade Structured Products ETF	$3,000	$3,000
Obra Opportunistic Structured Products ETF	$3,000	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Funds are a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and have a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Funds’ audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

As of March 31, 2026

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF (the “Funds” or the “Obra ETFs”). The Obra ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Obra ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Obra Defensive High Yield ETF
Schedule of Investments
As of March 31, 2026
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds – 97.06%
Communications - 6.80%
CCO Holdings LLC / CCO Holdings Capital Corp (a)	$50,000	4.750%	02/01/32	$45,375
Frontier Communications Holdings LLC (a)	25,000	5.000%	05/01/28	25,062
Lamar Media Corp	25,000	4.875%	01/15/29	24,687
McGraw-Hill Education Inc (a)	25,000	7.375%	09/01/31	25,344
Nexstar Media Inc (a)	50,000	5.625%	07/15/27	50,000
Outfront Media Capital LLC / Outfront Media Capital Corp (a)	35,000	5.000%	08/15/27	34,913
Sirius XM Radio LLC (a)	30,000	5.000%	08/01/27	29,981
Telecom Italia Capital SA	25,000	6.000%	09/30/34	25,453
Univision Communications Inc (a)	25,000	8.000%	08/15/28	25,438
Virgin Media Finance PLC (a)	25,000	5.000%	07/15/30	20,656
WMG Acquisition Corp (a)	40,000	3.000%	02/15/31	36,599
				343,508
Consumer Discretionary – 28.16%
New Red Finance Inc (a)	50,000	4.375%	01/15/28	49,375
Adient Global Holdings Ltd (a)	40,000	7.000%	04/15/28	40,525
ADT Security Corp/The (a)	50,000	4.875%	07/15/32	46,812
Allied Universal Holdco LLC (a)	30,000	7.875%	02/15/31	30,900
American Airlines Inc/AAdvantage Loyalty IP Ltd (a)	25,000	5.750%	04/20/29	24,875
American Axle & Manufacturing Inc (a)	25,000	6.375%	10/15/32	24,594
Aramark Services Inc (a)	50,000	5.000%	02/01/28	49,812
Bath & Body Works Inc (a)	40,000	6.625%	10/01/30	40,400
Beazer Homes USA Inc	40,000	5.875%	10/15/27	39,900
Boyd Gaming Corp (a)	50,000	4.750%	06/15/31	47,687
Brightstar Lottery PLC (a)	40,000	5.250%	01/15/29	39,600
Caesars Entertainment Inc (a)	50,000	6.500%	02/15/32	49,437
Carnival Corp (a)	25,000	6.125%	02/15/33	25,390
Cinemark USA Inc (a)	40,000	7.000%	08/01/32	40,950
Clarios Global LP / Clarios US Finance Co (a)	25,000	6.750%	02/15/30	25,594
CoreCivic Inc	25,000	8.250%	04/15/29	26,094
Flutter Treasury DAC (a)	25,000	6.375%	04/29/29	25,427
Ford Motor Co	25,000	7.450%	07/16/31	26,953
Ford Motor Credit Co LLC	50,000	3.625%	06/17/31	44,942
Garda World Security Corp (a)	25,000	6.500%	01/15/31	25,344
Garrett Motion Holdings Inc / Garrett LX I Sarl (a)	35,000	7.750%	05/31/32	36,312
Hilton Domestic Operating Co Inc	40,000	4.875%	01/15/30	39,400
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc (a)	25,000	6.625%	01/15/32	24,781
KB Home	40,000	4.800%	11/15/29	38,800
Levi Strauss & Co (a)	50,000	3.500%	03/01/31	45,813
Life Time Inc (a)	25,000	6.000%	11/15/31	25,188
MGM Resorts International	35,000	5.500%	04/15/27	35,131
Royal Caribbean Cruises Ltd (a)	40,000	5.625%	09/30/31	40,445
SeaWorld Parks & Entertainment Inc (a)	35,000	5.250%	08/15/29	33,513
Service Corp International/US	50,000	3.375%	08/15/30	46,250
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/Canada's Wonderland Co (a)	35,000	6.625%	05/01/32	35,000
Thor Industries Inc (a)	35,000	4.000%	10/15/29	33,031
Travel + Leisure Co (a)	25,000	6.125%	09/01/33	24,594
United Airlines Inc (a)	40,000	4.625%	04/15/29	39,130
Victoria’s Secret & Co (a)	30,000	4.625%	07/15/29	28,725

See Notes to Financial Statements	3

Obra Defensive High Yield ETF
Schedule of Investments (continued)
As of March 31, 2026
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds – 97.06%(continued)
Consumer Discretionary – 28.16% (continued)
Voyager Parent LLC (a)	$25,000	9.250%	07/01/32	$25,906
Wyndham Hotels & Resorts Inc (a)	40,000	4.375%	08/15/28	39,050
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp (a)	40,000	5.250%	05/15/27	39,950
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp (a)	40,000	7.125%	02/15/31	41,900
Yum! Brands Inc	25,000	4.625%	01/31/32	24,000
				1,421,530
Consumer Staples – 6.17%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC (a)	40,000	5.750%	03/31/34	39,300
B&G Foods Inc (a)	25,000	8.000%	09/15/28	24,500
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC (a)	50,000	4.750%	01/15/29	48,437
Darling Ingredients Inc (a)	35,000	5.250%	04/15/27	34,978
Energizer Holdings Inc (a)	50,000	4.750%	06/15/28	49,250
Fiesta Purchaser Inc (a)	25,000	7.875%	03/01/31	25,437
Froneri Lux FinCo SARL (a)	30,000	6.000%	08/01/32	29,213
Perrigo Finance Unlimited Co	40,000	5.150%	06/15/30	36,196
Post Holdings Inc (a)	25,000	4.625%	04/15/30	24,094
				311,405
Energy – 4.19%
CNX Resources Corp (a)	35,000	7.250%	03/01/32	35,831
DT Midstream Inc (a)	50,000	4.375%	06/15/31	48,313
Permian Resources Operating LLC (a)	25,000	7.000%	01/15/32	25,969
SM Energy Co (a)	25,000	7.000%	08/01/32	25,531
Targa Resources Partners LP / Targa Resources Partners Finance Corp	25,000	5.500%	03/01/30	25,215
Venture Global LNG Inc (a)	25,000	8.375%	06/01/31	26,031
WBI Operating LLC (a)	25,000	6.500%	10/15/33	24,875
				211,765
Financials - 13.86%
Acrisure LLC / Acrisure Finance Inc (a)	35,000	7.500%	11/06/30	34,956
AmWINS Group Inc (a)	30,000	6.375%	02/15/29	30,112
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp (a)	25,000	7.000%	04/15/30	25,094
Asurion LLC/ Asurion Co-Issuer Inc (a)	25,000	8.000%	12/31/32	26,000
Azorra Finance Ltd (a)	25,000	7.250%	01/15/31	25,274
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	25,000	7.125%	05/15/31	25,219
Blackstone Mortgage Trust Inc (a)	25,000	7.750%	12/01/29	26,278
Cushman & Wakefield US Borrower LLC (a)	40,000	6.750%	05/15/28	40,200
Focus Financial Partners LLC (a)	25,000	6.750%	09/15/31	24,969
GLP Capital LP / GLP Financing II Inc	25,000	5.300%	01/15/29	25,220
Icahn Enterprises LP / Icahn Enterprises Finance Corp	35,000	4.375%	02/01/29	29,837
Iron Mountain Inc (a)	50,000	5.000%	07/15/28	49,687
Jane Street Group / JSG Finance Inc (a)	30,000	7.125%	04/30/31	30,712
MPT Operating Partnership LP / MPT Finance Corp (a)	25,000	8.500%	02/15/32	25,406
Navient Corp	50,000	5.500%	03/15/29	45,437
OneMain Finance Corp	25,000	7.500%	05/15/31	25,125
Osaic Holdings Inc (a)	25,000	6.750%	08/01/32	25,063

See Notes to Financial Statements	4

Obra Defensive High Yield ETF
Schedule of Investments (continued)
As of March 31, 2026
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds – 97.06%(continued)
Financials - 13.86% (continued)
Panther Escrow Issuer LLC (a)	$40,000	7.125%	06/01/31	$40,200
RHP Hotel Properties LP / RHP Finance Corp (a)	25,000	6.500%	04/01/32	25,503
RLJ Lodging Trust LP (a)	35,000	3.750%	07/01/26	34,913
SBA Communications Corp	35,000	3.875%	02/15/27	34,738
Starwood Property Trust Inc (a)	25,000	6.500%	07/01/30	25,375
VICI Properties LP / VICI Note Co Inc (a)	25,000	4.625%	12/01/29	24,611
				699,929
Health Care - 6.85%
Acadia Healthcare Co Inc (a)	40,000	5.000%	04/15/29	38,950
DaVita Inc (a)	50,000	4.625%	06/01/30	48,063
Elanco Animal Health Inc	25,000	6.400%	08/28/28	25,535
Encompass Health Corp	40,000	4.500%	02/01/28	39,550
IQVIA Inc (a)	25,000	5.000%	10/15/26	24,953
Select Medical Corp (a)	40,000	6.250%	12/01/32	38,050
Sotera Health Holdings LLC (a)	40,000	7.375%	06/01/31	41,400
Tenet Healthcare Corp	50,000	4.250%	06/01/29	48,625
Teva Pharmaceutical Finance Netherlands III BV	40,000	6.750%	03/01/28	40,950
				346,076
Industrials – 13.38%
Albion Financing 1 SARL / Aggreko Holdings Inc (a)	35,000	7.000%	05/21/30	35,759
Allison Transmission Inc (a)	50,000	3.750%	01/30/31	46,625
APi Group DE Inc (a)	40,000	4.750%	10/15/29	38,850
Bombardier Inc (a)	35,000	7.500%	02/01/29	36,356
Chart Industries Inc (a)	40,000	7.500%	01/01/30	41,650
Clean Harbors Inc (a)	50,000	5.125%	07/15/29	49,500
Columbus McKinnon Corp/NY (a)	25,000	7.125%	02/01/33	24,906
Entegris Inc (a)	40,000	3.625%	05/01/29	37,900
Genesee & Wyoming Inc (a)	40,000	6.250%	04/15/32	40,400
Herc Holdings Inc (a)	30,000	7.000%	06/15/30	30,750
Resideo Funding Inc (a)	50,000	4.000%	09/01/29	46,735
Sensata Technologies BV (a)	35,000	5.875%	09/01/30	35,121
Terex Corp (a)	50,000	5.000%	05/15/29	49,313
TransDigm Inc (a)	50,000	6.625%	03/01/32	51,094
United Rentals North America Inc	35,000	5.250%	01/15/30	34,956
WESCO Distribution Inc (a)	35,000	7.250%	06/15/28	35,219
XPO Inc (a)	40,000	6.250%	06/01/28	40,600
				675,734
Materials - 10.89%
Advanced Drainage Systems Inc (a)	50,000	6.375%	06/15/30	50,500
Ashland Inc (a)	50,000	3.375%	09/01/31	45,000
Avient Corp (a)	25,000	7.125%	08/01/30	25,406
Ball Corp	50,000	3.125%	09/15/31	45,250
Cascades Inc/Cascades USA Inc (a)	35,000	5.375%	01/15/28	34,781
Cleveland-Cliffs Inc (a)	25,000	6.750%	04/15/30	24,469
Crown Americas LLC (a)	25,000	5.875%	06/01/33	25,069
Fortescue Treasury Pty Ltd (a)	40,000	6.125%	04/15/32	40,987
Graphic Packaging International LLC (a)	40,000	3.500%	03/15/28	38,700
INEOS Finance PLC (a)	35,000	7.500%	04/15/29	34,018
Owens-Brockway Glass Container Inc (a)	35,000	7.250%	05/15/31	33,250
Quikrete Holdings Inc (a)	35,000	6.750%	03/01/33	35,525

See Notes to Financial Statements	5

Obra Defensive High Yield ETF

Schedule of Investments (continued)
As of March 31, 2026
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 97.06%(continued)
Materials - 10.89% (continued)
Sealed Air Corp (a)	$35,000	6.875%	07/15/33	$33,600
Smyrna Ready Mix Concrete LLC (a)	35,000	8.875%	11/15/31	35,962
Standard Industries Inc/NY (a)	50,000	4.375%	07/15/30	47,063
				549,580
Technology - 3.69%
Amkor Technology Inc (a)	25,000	5.875%	10/01/33	25,034
Coherent Corp (a)	35,000	5.000%	12/15/29	34,409
Fortress Intermediate 3 Inc (a)	25,000	7.500%	06/01/31	24,938
Gen Digital Inc (a)	35,000	7.125%	09/30/30	35,481
Open Text Corp (a)	35,000	3.875%	12/01/29	31,281
SS&C Technologies Inc (a)	35,000	6.500%	06/01/32	35,219
				186,362
Utilities – 3.07%
NRG Energy Inc (a)	50,000	3.375%	02/15/29	47,313
Suburban Propane Partners LP/Suburban Energy Finance Corp (a)	35,000	5.000%	06/01/31	32,900
Talen Energy Supply LLC (a)	25,000	6.250%	02/01/34	24,812
Vistra Operations Co LLC (a)	50,000	5.000%	07/31/27	49,875
				154,900
Total Corporate Bonds (Cost $4,956,685)				4,900,789

Short-Term Investment - 3.58%			Shares
Goldman Sachs Financial Square Government Fund, 3.56% (b) (Cost $180,766)			180,766	180,766

Investments, at Value (Cost $5,137,451) – 100.65%				$5,081,555
Liabilities in Excess of Other Assets – (0.65)%				(32,929)
Net Assets - 100.00%				$5,048,626

(a)	Securities are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended March 31, 2026 is $4,072,545 which represents 80.67% of net assets.
(b)	Represents 7-day effective SEC yield as of March 31, 2026.

See Notes to Financial Statements	6

Obra High Grade Structured Products ETF

Schedule of Investments

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Asset-Backed Securities - 11.91%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC (a)	$300,000	6.000%	05/20/55	$305,186
Goodleap Sustainable Home Solutions Trust 2023-4 (a)	395,767	6.480%	03/20/57	388,950
Hotwire Funding LLC (a)	750,000	5.687%	05/20/53	756,217
Kobalt Music Assets LP (a)	500,000	6.625%	04/07/64	505,890
NALP Business Loan Trust 2024-1 (a)	306,826	6.490%	12/27/49	309,019
Newtek Small Business Loan Trust 2021-1 (a)	178,206	6.500%	12/25/48	178,204
Pagaya AI Debt Grantor Trust 2024-10 (a)	226,995	6.429%	06/15/32	228,705
Pagaya AI Debt Grantor Trust 2024-5 (a)	61,241	6.601%	10/15/31	62,172
Pagaya AI Debt Grantor Trust 2024-5 (a)	42,275	7.270%	10/15/31	42,499
Pagaya AI Debt Grantor Trust 2025-2 (a)	248,688	6.053%	10/15/32	249,801
PEAR 2021-1 LLC (a)	12,165	2.600%	01/15/34	12,152
PEAR 2023-1 LLC (a)	153,762	7.420%	07/15/35	156,074
Sunrun Artemis Issuer 2024-2 LLC (a)	194,305	6.250%	07/30/59	191,462
Zayo Issuer LLC (a)	100,000	5.953%	06/20/55	101,914
Total Asset-Backed Securities (Cost $3,453,522)				3,488,245

Collateralized Loan Obligations - 14.18%
AGL CLO 30 Ltd (a)	750,000	5.970%	04/21/37	753,370
Bain Capital Credit CLO 2020-3 Ltd (a)	38,000	6.771%	10/23/34	36,681
BlackRock Shasta CLO XIII LLC (a)	500,000	6.722%	07/15/36	501,444
Elmwood CLO 28 Ltd (a)	250,000	6.968%	04/17/37	249,119
Golub Capital Partners Short Duration 2022-1 (a)	250,000	6.418%	07/25/33	250,716
Ivy Hill Middle Market Credit Fund XX Ltd (a)	250,000	6.468%	07/19/37	250,787
Ivy Hill Middle Market Credit Fund XXII Ltd (a)	250,000	6.918%	04/20/36	250,929
MidOcean Credit CLO XVII Ltd (a)	250,000	6.668%	01/20/38	250,473
Obra CLO 1 Ltd (a)	300,000	7.068%	01/20/38	300,585
OCP Aegis CLO 2023-29 Ltd (a)	500,000	6.218%	01/20/36	492,904
OHA Loan Funding 2013-1 Ltd (a)	250,000	8.171%	04/23/37	247,108
Palmer Square CLO 2022-3 Ltd (a)	76,000	6.618%	07/20/37	75,272
Parallel 2020-1 Ltd (a)	296,000	5.779%	07/20/34	296,400
Rad CLO 19 Ltd (a)	200,000	7.018%	03/20/38	199,148
Total Collateralized Loan Obligations (Cost $4,161,553)				4,154,936

Collateralized Mortgage Obligations - 49.57%
BDS 2025-FL14 LLC (a)	250,000	6.177%	10/17/42	241,798
BHMS Commercial Mortgage Trust 2025-ATLS (a)	300,000	6.223%	08/15/42	300,136
BHMS Commercial Mortgage Trust 2025-ATLS (a)	600,000	6.973%	08/15/42	598,922
BSPRT 2025-FL12 Issuer LLC (a)	250,000	5.875%	01/17/43	249,834
BX Commercial Mortgage Trust 2025-BCAT (a)	239,571	5.573%	08/15/42	239,886
BX Commercial Mortgage Trust 2025-COPT (a)	400,000	6.173%	08/15/42	400,558

See Notes to Financial Statements	7

Obra High Grade Structured Products ETF

Schedule of Investments(continued)

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations - 49.57% (continued)
BX Commercial Mortgage Trust 2025-COPT (a)	$250,000	6.923%	08/15/42	$250,438
BX Trust 2025-VLT7 (a)	250,000	6.923%	07/15/44	250,380
BX Trust 2025-VOLT (a)	250,000	5.373%	12/15/44	249,445
DBC 2025-DBC Mortgage Trust (a)	150,000	6.273%	11/15/42	151,139
Gracie Point International Funding 2025-1 LLC (a)	700,000	6.419%	08/15/28	700,392
GS REFT 2026-FL1 Issuer Ltd (a)	55,000	5.320%	04/19/43	55,029
GS REFT 2026-FL1 Issuer Ltd (a)	55,000	5.670%	04/19/43	55,020
JP Morgan Chase Commercial Mortgage Securities Trust 2025-PHNY (a)	300,000	6.216%	01/15/41	300,094
Lightpath Fiber Issuer LLC (a)	250,000	5.597%	03/25/56	249,816
Lmdv Issuer Co LLC (a)	200,000	5.900%	12/15/55	199,257
Lmrk Issuer Co 2 LLC (a)	300,000	5.520%	09/15/55	301,109
LSTR Trust 2026-HTL6 (a)	400,000	6.873%	12/15/40	398,612
MILE Trust 2025-STNE (a)	100,000	5.773%	07/15/42	99,635
NALP Business Loan Trust 2026-1 (a)	592,989	5.720%	06/26/51	591,519
NALP Business Loan Trust 2026-1 (a)	136,844	7.180%	06/26/51	135,731
Pagaya AI Debt Grantor Trust 2025-8 (a)	200,000	5.611%	07/15/33	199,935
Pagaya AI Debt Grantor Trust 2026-1 (a)	100,000	5.507%	09/15/33	99,642
Pagaya AI Debt Grantor Trust 2026-1 (a)	100,000	5.744%	09/15/33	99,357
Pagaya AI Debt Trust 2025-4 (a)	749,973	6.146%	01/17/33	758,222
Pagaya AI Debt Trust 2026-R1 (a)	100,000	5.409%	12/15/33	99,456
Pagaya AI Debt Trust 2026-R1 (a)	100,000	5.750%	12/15/33	98,999
PFP 2026-13 Ltd (a)	100,000	5.680%	08/18/43	99,993
PFP 2026-13 Ltd (a)	150,000	6.080%	08/18/43	149,821
PGA Trust 2024-RSR2 (a)	250,000	7.161%	06/15/39	249,937
Regional Management Issuance Trust 2025-2 (a)	200,000	5.360%	11/16/37	198,302
Research-Driven Pagaya Motor Asset Trust 2026-R1 (a)	100,000	5.659%	07/25/34	100,122
Research-Driven Pagaya Motor Asset Trust 2026-R1 (a)	100,000	6.211%	07/25/34	100,042
Research-Driven Pagaya Motor Asset Trust 2026-R1 (a)	100,000	6.957%	07/25/34	100,050
Sequoia Mortgage Trust 2025-6 (a)	261,159	6.000%	07/25/55	265,444
Shentel Issuer LLC (a)	250,000	5.640%	12/20/55	251,339
Vertical Bridge CC LLC (a)	250,000	5.602%	08/16/55	249,774
Vertical Bridge CC LLC (a)	250,000	7.446%	08/16/55	254,096
Zayo Issuer LLC (a)	250,000	5.716%	10/20/55	248,895
AGL CLO 9 LTD (a)	125,000	7.218%	04/20/37	122,463
Antares CLO 2021-1 Ltd (a)	500,000	6.868%	10/25/38	491,195
Balboa Bay Loan Funding 2023-1 Ltd (a)	250,000	7.918%	04/20/36	246,243
Battalion CLO 31 Ltd (a)	501,000	0.000%	04/20/39	502,202
Ivy Hill Middle Market Credit Fund IX Ltd (a)	650,000	5.521%	07/23/37	650,563
Madison Park Funding LXII Ltd (a)	125,000	5.671%	07/16/38	125,532
MidOcean Credit CLO XII Ltd (a)	125,000	5.418%	07/18/38	125,080
Navesink Clo 3 Ltd (a)	250,000	5.972%	07/15/37	250,538
Navesink Clo 4 Ltd (a)	125,000	7.168%	10/15/37	125,576

See Notes to Financial Statements	8

Obra High Grade Structured Products ETF

Schedule of Investments(continued)

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations - 49.57% (continued)
Northwoods Capital 22 Ltd (a)	$250,000	5.774%	03/16/38	$250,757
Northwoods Capital 22 Ltd (a)	250,000	7.074%	03/16/38	250,080
Obra CLO 2 Ltd (a)	600,000	7.918%	07/20/38	597,401
OCP Aegis CLO 2024-39 Ltd (a)	250,000	5.322%	04/16/38	249,479
OCP Aegis CLO 2024-39 Ltd (a)	250,000	6.272%	04/16/38	246,095
TPG CLO 2025-1 Ltd (a)	400,000	7.313%	07/15/38	399,374
WISE CLO 2023-2 Ltd (a)	250,000	5.572%	04/15/39	250,589
Total Collateralized Mortgage Obligations (Cost $14,542,473)				14,525,343

Commercial Mortgage-Backed Securities - 14.84%
BAHA Trust 2024-MAR (a)	250,000	6.385%	12/10/41	258,217
BX Trust 2024-VLT4 (a)	200,000	5.613%	06/15/41	199,161
BX Trust 2025-LUNR (a)	233,478	5.673%	06/15/40	234,056
BX Trust 2025-VLT6 (a)	200,000	5.865%	03/15/42	198,465
BXMT 2025-FL5 Ltd (a)	200,000	6.625%	10/18/42	199,058
Cali 2024-Sun (a)	250,000	6.459%	07/15/41	250,995
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU (a)	250,000	6.273%	12/15/39	253,165
GWT 2024-WLF2 (a)	750,000	6.113%	05/15/41	752,727
HLTN Commercial Mortgage Trust 2024-DPLO (a)	550,000	6.213%	06/15/41	551,375
INTOWN 2025-STAY Mortgage Trust (a)	250,000	5.923%	03/15/42	252,052
MF1 2025-FL19 LLC (a)	100,000	6.021%	05/18/42	100,066
MF1 2025-FL19 LLC (a)	400,000	6.520%	05/18/42	400,255
NYCT Trust 2024-3ELV (a)	250,000	6.512%	08/15/29	252,419
PFP 2025-12 Ltd (a)	300,000	5.722%	12/18/42	300,029
SWCH Commercial Mortgage Trust 2025-DATA (a)	150,000	6.314%	02/15/42	147,083
Total Commercial Mortgage-Backed Securities (Cost $4,328,133)				4,349,123

Mortgage-Backed Securities - 10.16%
Angel Oak Mortgage Trust 2024-4 (a)	151,072	6.398%	01/25/69	152,345
Citigroup Mortgage Loan Trust 2025-3 Trust (a)	170,460	6.000%	06/25/55	173,256
GS Mortgage-Backed Securities Trust 2025-PJ5 (a)	176,400	6.000%	10/25/55	179,294
JP Morgan Mortgage Trust Series 2024-4 (a)	150,466	6.500%	10/25/54	150,818
JP Morgan Mortgage Trust Series 2024-4 (a)	63,082	6.500%	10/25/54	62,999
JP Morgan Mortgage Trust Series 2024-NQM1 (a)	100,000	6.414%	02/25/64	100,059
JP Morgan Mortgage Trust Series 2025-NQM2 (a)	419,196	5.567%	09/25/65	421,068
OBX 2023-NQM6 Trust (a)	66,332	6.975%	07/25/63	67,393
Provident Funding Mortgage Trust 2025-2 (a)	91,142	6.000%	06/25/55	92,523
Radian Mortgage Capital Trust 2025-J2 (a)	517,516	6.000%	11/25/55	525,359
Sequoia Mortgage Trust 2025-8 (a)	368,106	6.000%	06/25/55	371,384
Verus Securitization Trust 2023-3 (a)	49,967	6.438%	03/25/68	50,216

See Notes to Financial Statements	9

Obra High Grade Structured Products ETF

Schedule of Investments(continued)

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities - 10.16% (continued)
Verus Securitization Trust 2023-5 (a)	$266,496	6.759%	06/25/68	$268,281
Verus Securitization Trust 2023-INV2 (a)	241,178	7.079%	08/25/68	241,992
Verus Securitization Trust 2024-3 (a)	120,076	6.845%	04/25/69	121,267
Total Mortgage-Backed Securities (Cost $2,951,907)				2,978,254

Short-Term Investment - 0.58%	Shares
Goldman Sachs Financial Square Government Fund, 3.56% (b) (Cost $168,909)	168,909	168,909

Investments, at Value (Cost $29,606,497) - 101.24%		$29,664,810
Liabilities in Excess of Other Assets - (1.24)%		(364,487)
Net Assets - 100.00%		$29,300,323

(a)	All the securities, except the short-term investment, are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended March 31, 2026 is $29,495,901 which represents 100.67% of net assets.
(b)	Represents 7-day effective SEC yield as of March 31, 2026.

See Notes to Financial Statements	10

Obra Opportunistic Structured Products ETF

Schedule of Investments

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Asset-Backed Securities - 2.77%
Hotwire Funding LLC (a)	$625,000	7.002%	05/20/53	$630,871
Kobalt Music Assets LP (a)	500,000	6.625%	04/07/64	505,890
Marlette Funding Trust 2023-4 (a)	750,000	8.150%	12/15/33	768,804
Pagaya AI Debt Grantor Trust 2024-10 (a)	340,492	6.429%	06/15/32	343,057
PEAR 2023-1 LLC (a)	576,608	7.420%	07/15/35	585,276
Pear 2024-1 LLC (a)	254,274	6.950%	02/15/36	257,241
Research-Driven Pagaya Motor Asset Trust 2025-1 (a)	100,000	6.380%	06/27/33	101,134
Uniti Fiber Abs Issuer LLC (a)	250,000	6.369%	04/20/55	254,713
Westgate Resorts 2023-1 LLC (a)	160,497	7.490%	12/20/37	162,125
Zayo Issuer LLC (a)	100,000	5.953%	06/20/55	101,914
Total Asset-Backed Securities (Cost $3,670,003)				3,711,025

Collateralized Loan Obligations - 6.61%
Verus Securitization Trust 2023-4 (a)	380,000	7.399%	05/25/68	383,144
AGL CLO 30 Ltd (a)	350,000	7.120%	04/21/37	346,824
Allegro Clo VIII-S Ltd (a)	500,000	5.522%	10/15/37	502,017
Bain Capital Credit CLO 2020-3 Ltd (a)	76,000	6.771%	10/23/34	73,361
Bain Capital Credit CLO 2022-6 Ltd (a)	500,000	6.669%	01/22/38	493,403
Ballyrock CLO 22 Ltd (a)	250,000	7.172%	04/15/37	249,139
CBAM 2017-3 Ltd (a)	440,000	7.429%	07/17/34	438,467
Crown City CLO IV (a)	350,000	8.168%	04/20/37	347,006
Elmwood CLO 28 Ltd (a)	250,000	9.668%	04/17/37	241,399
Fortress Credit BSL XVI Ltd (a)	250,000	7.918%	10/20/35	248,035
Harvest US CLO 2024-3 Ltd (a)	250,000	5.768%	01/18/38	250,923
Ivy Hill Middle Market Credit Fund VII Ltd (a)	300,000	5.272%	10/15/36	300,158
Magnetite Xlii Ltd (a)	750,000	7.618%	01/25/38	742,409
MidOcean Credit CLO XVII Ltd (a)	500,000	7.818%	01/20/38	493,552
Neuberger Berman Loan Advisers Clo 58 Ltd (a)	500,000	6.568%	10/18/38	499,502
Obra CLO 1 Ltd (a)	500,000	8.259%	01/20/38	502,309
Obra CLO 1 Ltd (a)	600,000	10.418%	01/20/38	581,744
Obra CLO 2 Ltd (a)	750,000	10.168%	07/20/38	746,644
OHA Loan Funding 2013-1 Ltd (a)	250,000	8.171%	04/23/37	247,108
Palmer Square CLO 2022-3 Ltd (a)	152,000	6.618%	07/20/37	150,544
Palmer Square CLO 2022-4 Ltd (a)	250,000	5.568%	10/20/37	249,890
Rad CLO 19 Ltd (a)	400,000	7.018%	03/20/38	398,296
Texas Debt Capital CLO 2024-I Ltd (a)	375,000	7.219%	04/22/37	373,701
Total Collateralized Loan Obligations (Cost $8,930,460)				8,859,575

Collateralized Mortgage Obligations - 87.55%
1301 Trust 2025-AOA (a)	250,000	6.223%	08/11/42	251,948
Anchorage Capital CLO 36 Ltd (a)	650,000	0.000%	04/15/39	650,000
Anchorage Capital CLO 36 Ltd (a)	650,000	0.000%	04/15/39	650,000
Atrium Hotel Portfolio Trust 2024-ATRM (a)	1,000,000	7.167%	11/10/29	1,021,150

See Notes to Financial Statements	11

Obra Opportunistic Structured Products ETF

Schedule of Investments (continued)

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations - 87.55% (continued)
Avant Credit Card Master Trust (a)	$964,000	8.800%	04/15/30	$967,133
BAHA Trust 2024-MAR (a)	1,000,000	7.015%	12/10/41	1,031,070
Bain Capital Credit CLO 2026-2 Ltd (a)	650,000	0.000%	04/26/39	650,000
Bain Capital Credit CLO 2026-2 Ltd (a)	650,000	0.000%	04/26/39	650,000
BAR 2026-FL1 Issuer LLC (a)	500,000	5.550%	08/20/43	500,099
BAR 2026-FL1 Issuer LLC (a)	500,000	5.800%	08/20/43	500,087
Battalion CLO XXV Ltd (a)	350,000	0.000%	03/13/37	350,000
Battalion CLO XXV Ltd (a)	350,000	0.000%	03/13/37	350,000
BDS 2025-FL14 LLC (a)	750,000	6.177%	10/17/42	725,393
BHMS Commercial Mortgage Trust 2025-ATLS (a)	750,000	6.973%	08/15/42	748,653
BRAVO Residential Funding Trust 2023-NQM5 (a)	135,369	6.505%	06/25/63	137,893
BSPDF 2026-FL3 Issuer LLC (a)	1,000,000	5.600%	09/18/43	998,129
BSPDF 2026-FL3 Issuer LLC (a)	1,000,000	5.750%	09/18/43	996,828
BSPDF 2026-FL3 Issuer LLC (a)	1,000,000	6.400%	09/18/43	998,938
BSPRT 2025-FL12 Issuer LLC (a)	250,000	5.875%	01/17/43	249,834
BSPRT 2025-FL12 Issuer LLC (a)	200,000	6.374%	01/17/43	199,617
BX Commercial Mortgage Trust 2025-COPT (a)	250,000	6.173%	08/15/42	250,349
BX Commercial Mortgage Trust 2025-COPT (a)	1,200,000	6.923%	08/15/42	1,202,103
BX Trust 2025-GW (a)	1,000,000	6.423%	07/15/42	1,002,928
BX Trust 2025-VLT6 (a)	1,100,000	6.264%	03/15/42	1,098,672
BX Trust 2025-VLT7 (a)	750,000	6.923%	07/15/44	751,139
CHI Commercial Mortgage Trust 2025-110W (a)	1,200,000	6.629%	12/13/40	1,203,815
Churchill Mmslf Clo-III LP (a)	225,000	5.369%	04/20/38	224,771
Churchill Mmslf Clo-III LP (a)	736,000	5.569%	04/20/38	732,905
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC (a)	999,000	5.079%	03/20/56	989,756
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC (a)	999,000	5.422%	03/20/56	990,494
Cross 2023-H1 Mortgage Trust (a)	170,969	6.615%	03/25/68	175,361
Cross 2025-H5 Mortgage Trust (a)	871,605	5.509%	07/25/70	876,370
Cross 2026-NQM1 Mortgage Trust (a)	984,114	4.699%	02/25/61	970,418
Cross 2026-NQM2 Mortgage Trust (a)	993,202	5.087%	03/25/61	988,216
Cross 2026-NQM2 Mortgage Trust (a)	993,202	5.239%	03/25/61	988,223
DBC 2025-DBC Mortgage Trust (a)	150,000	6.273%	11/15/42	151,139
Diameter Capital PC CLO 2 LLC (a)	650,000	0.000%	04/15/38	650,000
Elmwood CLO 48 Ltd (a)	500,000	0.000%	04/20/39	500,000
Foundation Finance Trust 2024-2 (a)	792,001	6.590%	03/15/50	809,768
Foundation Finance Trust 2025-1 (a)	1,129,427	8.370%	04/15/50	1,109,322
Foundation Finance Trust 2025-3 (a)	654,000	8.420%	08/15/52	665,966
Golub Capital Partners Clo 49M Ltd (a)	700,000	5.188%	07/20/38	702,027
Gracie Point International Funding 2025-1 LLC (a)	750,000	8.169%	08/15/28	750,668
GS Mortgage-Backed Securities Trust 2025-PJ7 (a)	365,567	6.000%	12/25/55	371,565
GS REFT 2026-FL1 Issuer Ltd (a)	500,000	5.670%	04/19/43	500,186
HOMES 2024-NQM1 Trust (a)	224,553	5.915%	07/25/69	227,571

See Notes to Financial Statements	12

Obra Opportunistic Structured Products ETF

Schedule of Investments (continued)

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations - 87.55% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2025-PHNY (a)	$300,000	6.216%	01/15/41	$300,094
JP Morgan Chase Commercial Mortgage Securities Trust 2025-PHNY (a)	1,000,000	6.865%	01/15/41	1,000,274
JW Trust 2024-BERY (a)	1,200,000	6.464%	11/15/39	1,215,157
KKR CLO 63 Ltd (a)	999,000	0.000%	04/20/39	999,000
Lightpath Fiber Issuer LLC (a)	1,000,000	5.597%	03/25/56	999,263
Lmrk Issuer Co 2 LLC (a)	300,000	6.200%	09/15/55	302,800
LSTR Trust 2026-HTL6 (a)	800,000	5.873%	12/15/40	796,821
LSTR Trust 2026-HTL6 (a)	650,000	6.873%	12/15/40	647,744
Mariner Finance Issuance Trust 2024-A (a)	112,000	6.770%	09/22/36	113,563
Mariner Finance Issuance Trust 2025-B (a)	500,000	5.840%	11/22/38	494,753
MetroNet Infrastructure Issuer LLC (a)	500,000	7.100%	04/20/56	495,295
MFA 2024-NQM1 Trust (a)	176,454	6.579%	03/25/69	178,541
MPOWER Education Trust 2025-A (a)	839,029	6.620%	07/21/42	845,312
NALP Business Loan Trust 2026-1 (a)	911,379	5.720%	06/26/51	909,119
NALP Business Loan Trust 2026-1 (a)	456,146	7.180%	06/26/51	452,438
New Residential Mortgage Loan Trust 2025-NQM3 (a)	402,799	5.530%	05/25/65	404,280
New Residential Mortgage Loan Trust 2026-NQM4 (a)	1,000,000	5.003%	02/25/66	994,971
New Residential Mortgage Loan Trust 2026-NQM4 (a)	1,000,000	5.358%	02/25/66	994,457
OBX 2026-NQM1 Trust (a)	488,338	4.846%	11/25/65	482,891
OBX 2026-NQM2 Trust (a)	984,330	4.818%	12/01/65	982,163
OBX 2026-NQM3 Trust (a)	988,552	4.652%	01/25/66	977,353
OBX 2026-R1 Trust (a)	500,000	4.884%	01/25/63	497,003
OCP CLO 2024-37 Ltd (a)	1,000,000	6.622%	10/15/37	1,001,925
Oportun Issuance Trust 2025-D (a)	1,000,000	6.970%	02/08/33	1,011,327
Oportun Issuance Trust 2026-A (a)	1,000,000	6.280%	01/09/34	1,000,719
Pagaya AI Debt Grantor Trust 2026-1 (a)	500,000	5.370%	09/15/33	497,526
Pagaya AI Debt Grantor Trust 2026-1 (a)	500,000	5.507%	09/15/33	498,209
Pagaya AI Debt Grantor Trust 2026-1 (a)	797,000	5.744%	09/15/33	791,877
Pagaya AI Debt Grantor Trust 2026-2 (a)	1,500,000	6.029%	11/15/33	1,500,000
Pagaya AI Debt Grantor Trust 2026-2 (a)	1,000,000	6.410%	11/15/33	1,000,000
Pagaya AI Debt Trust 2025-4 (a)	1,249,956	6.572%	01/17/33	1,256,070
Pagaya AI Debt Trust 2026-R1 (a)	250,000	5.409%	12/15/33	248,640
Pagaya AI Debt Trust 2026-R1 (a)	750,000	5.750%	12/15/33	742,489
Pagaya AI Debt Trust 2026-R1 (a)	500,000	9.292%	12/15/33	501,648
PFP 2025-12 Ltd (a)	750,000	6.770%	12/18/42	748,502
PFP 2026-13 Ltd (a)	250,000	6.080%	08/18/43	249,702
PGA Trust 2024-RSR2 (a)	1,000,000	7.161%	06/15/39	999,748
PMT Loan Trust 2026-CNF2 (a)	250,000	5.000%	02/25/57	244,461
PMT Loan Trust 2026-CNF2 (a)	250,000	5.019%	02/25/57	249,465
QTS Issuer ABS I LLC (a)	1,000,000	5.928%	05/25/55	980,718
QTS Issuer ABS II LLC (a)	1,000,000	5.704%	03/05/56	993,348
QTS Issuer ABS II LLC (a)	1,000,000	6.727%	03/05/56	994,096
Regional Management Issuance Trust 2025-2 (a)	100,000	6.010%	11/16/37	100,954

See Notes to Financial Statements	13

Obra Opportunistic Structured Products ETF
Schedule of Investments (continued)
As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations - 87.55% (continued)
Republic Finance Issuance Trust 2025-A (a)	$1,000,000	7.700%	11/20/34	$1,000,408
Research-Driven Pagaya Motor Asset Trust 2026-1 (a)	1,000,000	5.689%	01/25/35	994,516
Research-Driven Pagaya Motor Asset Trust 2026-1 (a)	1,000,000	6.520%	01/25/35	995,359
Research-Driven Pagaya Motor Asset Trust 2026-1 (a)	500,000	11.066%	01/25/35	500,000
Research-Driven Pagaya Motor Asset Trust 2026-R1 (a)	1,000,000	5.659%	07/25/34	1,001,217
Research-Driven Pagaya Motor Asset Trust 2026-R1 (a)	1,000,000	6.211%	07/25/34	1,000,418
Research-Driven Pagaya Motor Asset Trust 2026-R1 (a)	1,500,000	6.957%	07/25/34	1,500,754
RR 28 Ltd (a)	1,000,000	5.681%	04/15/41	1,003,010
Sequoia Mortgage Trust 2025-6 (a)	261,159	6.000%	07/25/55	265,444
Shentel Issuer LLC (a)	1,000,000	6.030%	12/20/55	1,008,417
Sierra Timeshare 2026-1 Receivables Funding LLC (a)	1,000,000	7.100%	12/22/42	995,734
Stream Innovations 2026-1 Issuer Trust (a)	700,000	6.050%	08/15/46	691,611
Stream Innovations 2026-1 Issuer Trust (a)	350,000	8.180%	08/15/46	347,312
Switch ABS Issuer LLC (a)	750,000	6.200%	06/25/54	739,631
Switch ABS Issuer LLC (a)	1,000,000	6.500%	03/25/54	1,000,774
Trinitas CLO XXVIII LTD (a)	650,000	0.000%	04/25/39	650,000
Trinitas CLO XXVIII LTD (a)	400,000	0.000%	04/25/39	400,000
Trinitas CLO XXVIII LTD (a)	650,000	0.000%	04/25/39	650,000
Upstart Securitization Trust 2025-4 (a)	653,000	7.670%	11/20/35	667,031
UPX HIL 2025-1 Issuer Trust (a)	1,000,000	6.070%	01/25/47	996,633
Vertical Bridge CC LLC (a)	1,250,000	5.602%	08/16/55	1,248,869
Vertical Bridge CC LLC (a)	450,000	7.446%	08/16/55	457,373
Verus Securitization Trust 2025-11 (a)	962,600	5.270%	11/25/70	959,501
Verus Securitization Trust 2026-1 (a)	493,950	4.863%	01/25/71	489,453
Zayo Issuer LLC (a)	1,000,000	5.570%	10/20/55	996,932
Zayo Issuer LLC (a)	1,250,000	5.716%	10/20/55	1,244,473
AB BSL CLO 2 Ltd (a)	700,000	5.171%	04/15/39	700,441
AB BSL CLO 6 Ltd (a)	150,000	9.668%	07/20/37	146,687
AGL CLO 33 Ltd (a)	900,000	6.470%	07/21/37	893,937
AGL CLO 34 LTD (a)	950,000	6.569%	01/22/38	940,535
AGL CLO 42 Ltd (a)	500,000	8.819%	07/22/38	489,979
AGL CLO 9 LTD (a)	500,000	7.218%	04/20/37	489,852
Anchorage Capital Clo 37 Ltd (a)	441,000	5.658%	04/20/39	442,014
Anchorage Capital Clo 37 Ltd (a)	736,000	6.808%	04/20/39	736,000
Anchorage Credit Funding 12 Ltd (a)	1,000,000	5.927%	10/25/38	981,302
Antares CLO 2021-1 Ltd (a)	375,000	5.868%	10/25/38	374,488
Antares CLO 2021-1 Ltd (a)	500,000	6.868%	10/25/38	491,195
Bain Capital Credit CLO 2022-5 Ltd (a)	375,000	6.568%	01/24/37	369,527
Bain Capital Credit CLO 2023-2 Ltd (a)	1,000,000	6.518%	07/18/38	985,329
Balboa Bay Loan Funding 2023-1 Ltd (a)	250,000	7.918%	04/20/36	246,243
Battalion CLO 31 Ltd (a)	400,000	0.000%	04/20/39	400,960
Carlyle US CLO 2021-7 LTD (a)	500,000	6.672%	04/15/40	496,315
CIFC Funding 2022-V Ltd (a)	350,000	5.662%	03/16/38	350,910
CQS US Clo 6 Ltd (a)	1,000,000	6.881%	03/31/39	987,442

See Notes to Financial Statements	14

Obra Opportunistic Structured Products ETF

Schedule of Investments (continued)

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations - 87.55% (continued)
Elmwood CLO 31 Ltd (a)	$750,000	6.468%	07/17/37	$744,974
Elmwood CLO VII Ltd (a)	1,000,000	6.768%	10/17/37	990,080
Fortress Credit BSL XX Ltd (a)	500,000	6.621%	01/23/37	497,853
Fortress Credit BSL XXII Ltd (a)	500,000	5.621%	10/23/37	502,558
Garnet CLO 4 Ltd (a)	500,000	8.659%	01/20/39	489,102
Kennedy Lewis CLO 5 Ltd (a)	1,000,000	5.669%	07/22/37	1,002,901
KKR CLO 27 LTD (a)	290,000	5.572%	01/15/35	289,714
KKR CLO 31 Ltd (a)	300,000	10.399%	04/20/34	264,200
KKR CLO 38 Ltd (a)	500,000	6.929%	01/15/38	499,515
KKR CLO 49 Ltd (a)	250,000	6.968%	10/20/37	248,285
Madison Park Funding LXII Ltd (a)	250,000	5.671%	07/16/38	251,064
Market Street CLO Ltd II (a)	750,000	7.134%	03/20/38	753,482
MidOcean Credit CLO XII Ltd (a)	250,000	10.168%	07/18/38	238,500
MidOcean Credit CLO XIV Ltd (a)	500,000	0.000%	04/15/37	496,775
Midocean Credit Clo XXI (a)	125,000	6.662%	10/20/38	123,966
Montauk Park CLO Ltd (a)	1,000,000	6.870%	04/24/39	1,000,530
Navesink Clo 4 Ltd (a)	250,000	7.168%	10/15/37	251,153
Navesink CLO 6 Ltd (a)	1,000,000	0.000%	04/15/37	1,004,550
Navesink CLO 6 Ltd (a)	300,000	0.000%	04/15/37	300,420
Neuberger Berman CLO XXII Ltd (a)	650,000	0.000%	04/17/40	648,343
Northwoods Capital 22 Ltd (a)	300,000	5.774%	03/16/38	300,909
Northwoods Capital 22 Ltd (a)	300,000	7.074%	03/16/38	300,096
Northwoods Capital XI-B Ltd (a)	1,000,000	5.568%	07/19/37	1,000,011
Obra CLO 2 Ltd (a)	650,000	7.918%	07/20/38	647,184
OCP Aegis CLO 2024-39 Ltd (a)	250,000	5.322%	04/16/38	249,479
OCP Aegis CLO 2024-39 Ltd (a)	450,000	6.272%	04/16/38	442,971
OCP Aegis CLO 2024-39 Ltd (a)	399,000	8.672%	04/16/38	381,276
OCP CLO 2023-27 Ltd (a)	250,000	8.622%	07/15/38	241,246
OCP CLO 2024-36 Ltd (a)	1,000,000	6.621%	10/16/37	1,001,947
OHA Credit Funding 17-R Ltd (a)	375,000	5.968%	04/20/39	351,244
Polen Capital CLO 2025-2 Ltd (a)	1,000,000	5.710%	01/20/39	1,002,700
Regatta VIII Funding Ltd (a)	745,000	5.718%	04/17/37	747,899
Sculptor CLO XXVI Ltd (a)	1,000,000	5.518%	01/20/38	1,002,447
Sculptor CLO XXX Ltd (a)	550,000	7.268%	07/20/38	545,838
Silver Point Clo 4 Ltd (a)	500,000	7.772%	04/15/37	497,547
Sound Point CLO XXIX Ltd (a)	300,000	5.268%	04/25/34	300,317
Sound Point Clo XXXI Ltd (a)	250,000	5.580%	10/25/34	250,210
Symphony CLO XXXIII Ltd (a)	1,000,000	6.268%	01/24/38	975,631
Texas Debt Capital CLO 2024-I Ltd (a)	500,000	6.019%	04/22/37	502,244
TPG CLO 2025-1 Ltd (a)	1,000,000	5.763%	07/15/38	1,002,196
TPG CLO 2025-1 Ltd (a)	400,000	7.313%	07/15/38	399,374
Total Collateralized Mortgage Obligations (Cost $117,907,378)				117,273,977

See Notes to Financial Statements	15

Obra Opportunistic Structured Products ETF

Schedule of Investments (continued)

As of March 31, 2026

	Principal	Interest Rate	Maturity Date	Value
Commercial Mortgage-Backed Securities - 8.78%
BFLD Commercial Mortgage Trust 2024-UNIV (a)	$500,000	6.363%	11/15/41	$501,768
BX Commercial Mortgage Trust 2024-GPA2 (a)	487,318	6.263%	11/15/41	487,266
BXMT 2025-FL5 Ltd (a)	200,000	6.625%	10/18/42	199,058
Cali 2024-Sun (a)	1,000,000	7.296%	07/15/41	1,012,559
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU (a)	250,000	5.823%	12/15/39	250,960
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU (a)	1,250,000	6.273%	12/15/39	1,265,825
Great Wolf Trust 2024-WOLF (a)	1,200,000	6.563%	03/15/39	1,206,187
GWT 2024-WLF2 (a)	1,200,000	6.612%	05/15/41	1,207,330
HLTN Commercial Mortgage Trust 2024-DPLO (a)	700,000	6.213%	06/15/41	701,749
HLTN Commercial Mortgage Trust 2024-DPLO (a)	1,250,000	7.012%	06/15/41	1,262,455
INTOWN 2025-STAY Mortgage Trust (a)	250,000	6.523%	03/15/42	251,881
JW Trust 2024-BERY (a)	500,000	5.915%	11/15/39	501,938
MF1 2025-FL19 LLC (a)	250,000	6.520%	05/18/42	250,159
MF1 2025-FL19 LLC (a)	250,000	7.119%	05/18/42	250,004
NYCT Trust 2024-3ELV (a)	1,750,000	7.511%	08/15/29	1,766,863
PGA Trust 2024-RSR2 (a)	250,000	6.462%	06/15/39	249,810
PGA Trust 2024-RSR2 (a)	250,000	7.561%	06/15/39	247,003
SWCH Commercial Mortgage Trust 2025-DATA (a)	150,000	6.314%	02/15/42	147,083
Total Commercial Mortgage-Backed Securities (Cost $11,697,626)				11,759,898

Mortgage-Backed Securities - 1.16%
ACHM Trust 2023-HE1 (a)	500,000	7.000%	11/25/37	512,422
Angel Oak Mortgage Trust 2024-4 (a)	151,072	6.398%	01/25/69	152,345
JP Morgan Mortgage Trust Series 2024-NQM1 (a)	400,000	6.414%	02/25/64	400,236
Provident Funding Mortgage Trust 2025-2 (a)	113,927	6.000%	06/25/55	115,654
Sequoia Mortgage Trust 2025-8 (a)	368,106	6.000%	06/25/55	371,384
Total Mortgage-Backed Securities (Cost $1,527,014)				1,552,041

Short-Term Investment - 0.53%	Shares
Goldman Sachs Financial Square Government Fund, 3.56% (b) (Cost $711,538)	711,538	711,538

Investments, at Value (Cost $144,444,034) - 107.41%		$143,868,054
Liabilities in Excess of Other Assets - (7.41)%		(9,923,774)
Net Assets - 100.00%		$133,944,280

(a)	All the securities, except the short-term investment, are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended March 31, 2026 is $143,156,516 which represents 106.88% of net assets.
(b)	Represents 7-day effective SEC yield as of March 31, 2026.

See Notes to Financial Statements	16

Statement of Assets and Liabilities

As of March 31, 2026

	Obra Defensive High Yield ETF (a)	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products ETF
Assets:
Investments, at value	$5,081,555	$29,664,810	$143,868,054
Cash	750	—	—
Receivables:
Interest	70,972	188,479	868,843
Due from Advisor	11,700	745	—
Total assets	5,164,977	29,854,034	144,736,897
Liabilities:
Payables:
Investments purchased	76,123	501,000	10,699,000
Accrued expenses:
Advisory fees	—	—	33,352
Professional fees	19,528	23,534	24,578
Trustee fees and meeting expenses	1,800	2,988	3,410
Operational expenses	18,537	25,810	31,904
Other expenses	363	379	373
Total liabilities (See Note 4)	116,351	553,711	10,792,617
Total Net Assets	$5,048,626	$29,300,323	$133,944,280
Net Assets Consist of:
Paid in capital	$5,100,192	$29,325,906	$134,566,988
Accumulated deficit	(51,566)	(25,583)	(612,708)
Total Net Assets	$5,048,626	$29,300,323	$133,944,280
ETF Shares Outstanding, no par value
(unlimited authorized shares)	510,000	2,930,000	13,270,000
Net Asset Value, Per Share	$9.90	$10.00	$10.09
Investments, at cost	$5,137,451	$29,606,497	$144,444,034

(a)	Obra Defensive High Yield ETF commenced operations on June 27, 2025.

See Notes to Financial Statements	17

Statement of Operations

For the fiscal year ended March 31, 2026

	Obra Defensive High Yield ETF (a)	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products ETF
Investment Income:
Interest	$224,010	$1,875,351	$3,097,713
Total Investment Income	224,010	1,875,351	3,097,713
Expenses:
Advisory fees	19,304	181,951	278,018
Administration fees	24,370	32,618	41,885
Professional fees	36,811	35,059	34,304
Custody fees	6,685	9,752	11,512
Distribution fees	13,817	24,590	24,010
Compliance fees	41,578	69,003	69,977
Fund Accounting Fee	21,221	30,156	32,157
Transfer agent fees	12,091	17,095	17,875
Shareholder fulfillment fees	2,750	2,517	2,175
Trustee fees and meeting expenses	6,742	6,412	6,834
Security pricing fees	19,593	61,373	77,287
Insurance fees	3,025	4,015	3,329
Registration and filing expenses	1,375	5,729	6,330
Other expenses	3,242	4,303	4,265
Total Expenses	212,604	484,573	609,958
Fees waived by Advisor	(19,304)	(177,503)	(234,444)
Fees reimbursed by Advisor	(169,677)	(73,558)	(34,271)
Net Expenses	23,623	233,512	341,243
Net Investment Income	200,387	1,641,839	2,756,470
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	2,464	(68,134)	6,887
Total realized gain (loss)	2,464	(68,134)	6,887

Net change in unrealized depreciation on:
Investment transactions	(55,896)	(105,122)	(738,679)
Total change in unrealized depreciation	(55,896)	(105,122)	(738,679)
Net Realized and Unrealized Gain (Loss) on Investments	(53,432)	(173,256)	(731,792)
Net Increase in Net Assets Resulting from Operations	$146,955	$1,468,583	$2,024,678

(a)	Obra Defensive High Yield ETF commenced operations on June 27, 2025.

See Notes to Financial Statements	18

Statements of Changes in Net Assets

	Obra Defensive High Yield ETF	Obra High Grade Structured Products ETF		Obra Opportunistic Structured Products ETF
For the fiscal years ended March 31,	2026(a)	2026	2025(b)	2026	2025(c)
Operations:
Net investment income	$200,387	$1,641,839	$1,582,292	$2,756,470	$1,323,390
Net realized gain (loss) from investment transactions	2,464	(68,134)	22,507	6,887	32,436
Net change in unrealized appreciation (depreciation) on investments	(55,896)	(105,122)	163,435	(738,679)	162,698
Net Increase in Net Assets Resulting from Operations	146,955	1,468,583	1,768,234	2,024,678	1,518,524
Distributions to Shareholders:
Distributable Earnings	(198,521)	(1,688,247)	(1,574,153)	(3,087,677)	(1,365,280)
Net Decrease in Net Assets Resulting from Distributions	(198,521)	(1,688,247)	(1,574,153)	(3,087,677)	(1,365,280)
Capital Share Transactions:
Shares sold	5,100,192	3,620,762	26,102,954	104,436,481	30,058,569
Shares repurchased	—	(403,646)	—	—	—
Variable fees	—	4,431	1,405	313,309	45,676
Net Increase in Net Assets Resulting from Capital Share Transactions	5,100,192	3,221,547	26,104,359	104,749,790	30,104,245
Net Increase in Net Assets	5,048,626	3,001,883	26,298,440	103,686,791	30,257,489
Net Assets:
Beginning of Period	—	26,298,440	—	30,257,489	—
End of Period	$5,048,626	$29,300,323	$26,298,440	$133,944,280	$30,257,489
Share Information:
Shares sold	510,000	360,000	2,610,000	10,280,000	2,990,000
Shares repurchased	—	(40,000)	—	—	—
Net Increase in Capital Shares	510,000	320,000	2,610,000	10,280,000	2,990,000

(a)	Obra Defensive High Yield ETF commenced operations on June 27, 2025.
(b)	Obra High Grade Structured Products ETF commenced operations on April 9, 2024.
(c)	Obra Opportunistic Structured Products ETF commenced operations on April 9, 2024.

See Notes to Financial Statements	19

Obra Defensive High Yield ETF

Financial Highlights

	March 31,
For a share outstanding during the fiscal year ended (a)	2026
Net Asset Value, Beginning of Year	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.39
Net realized and unrealized gain (loss) on investments	(0.10)
Total from Investment Operations	0.29
Less Distributions From:
Net investment income	(0.39)
Total Distributions	(0.39)
Net Asset Value, End of Year	$9.90
Total Return	2.90	%(d)
Net Assets, End of Year (in thousands)	$5,049
Ratios of:
Gross Expenses to Average Net Assets	5.45	%(c)
Net Expenses to Average Net Assets	0.61	%(c)
Net Investment Income (Loss) to Average Net Assets	5.14	%(c)
Portfolio turnover rate	14.75	%(d)

(a)	Obra Defensive High Yield ETF commenced operations on June 27, 2025.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

See Notes to Financial Statements	20

Obra High Grade Structured Products ETF

Financial Highlights

	March 31,
For a share outstanding during the fiscal years ended	2026	2025(a)
Net Asset Value, Beginning of Year	$10.08	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.57	0.61
Net realized and unrealized gain (loss) on investments	(0.06)	0.08
Total from Investment Operations	0.51	0.69
Less Distributions From:
Net investment income	(0.59)	(0.61)
Total Distributions	(0.59)	(0.61)
Net Asset Value, End of Year	$10.00	$10.08
Total Return	5.20%	6.98	%(d)
Net Assets, End of Year (in thousands)	$29,300	$26,298
Ratios of:
Gross Expenses to Average Net Assets	1.68%	1.59	%(c)
Net Expenses to Average Net Assets	0.81%	0.90	%(c)
Net Investment Income (Loss) to Average Net Assets	5.68%	6.17	%(c)
Portfolio turnover rate	60.72%	41.96	%(d)

(a)	Obra High Grade Structured Products ETF commenced operations on April 9, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

See Notes to Financial Statements	21

Obra Opportunistic Structured Products ETF

Financial Highlights

	March 31,
For a share outstanding during the fiscal years ended	2026	2025(a)
Net Asset Value, Beginning of Year	$10.12	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.63	0.71
Net realized and unrealized gain (loss) on investments	—	0.14
Total from Investment Operations	0.63	0.85
Less Distributions From:
Net investment income	(0.66)	(0.73)
Total Distributions	(0.66)	(0.73)
Net Asset Value, End of Year	$10.09	$10.12
Total Return	6.49%	8.71	%(d)
Net Assets, End of Year (in thousands)	$133,944	$30,257
Ratios of:
Gross Expenses to Average Net Assets	1.37%	1.96	%(c)
Net Expenses to Average Net Assets	0.77%	0.90	%(c)
Net Investment Income to Average Net Assets	6.21%	7.17	%(c)
Portfolio turnover rate	71.75%	51.58	%(d)

(a)	Obra Opportunistic Structured Products ETF commenced operations on April 9, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

See Notes to Financial Statements	22

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

1. Organization and Significant Accounting Policies

The Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF (each, an “Obra ETF” and collectively, the “Funds” or the “Obra ETFs”), are each actively managed exchange-traded funds and are each a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).The Obra Defensive High Yield ETF commenced operations on June 27, 2025. The Obra High Grade Structured Products ETF and the Obra Opportunistic Structured Products ETFs commenced operations on April 9, 2024.

The investment objective of the Obra Defensive High Yield ETF is to seek to provide current income with an emphasis on principal preservation. The Fund seeks to achieve its investment objective by investing primarily in high yield corporate bonds (“junk bonds”).

The investment objective of the Obra High Grade Structured Products ETF is to seek income and capital preservation. The Fund seeks to achieve its investment objective by investing primarily in high grade (investment grade) securitized asset instruments, which are also referred to as “structured products.”

The investment objective of the Obra Opportunistic Structured Products ETF is to seek income and capital preservation. The Fund seeks to achieve its investment objective by investing primarily in securitized asset instruments, which are also referred to as “structured products.”

The Obra ETFs will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Obra ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the Obra ETFs may only be purchased and sold in secondary market transactions through brokers. Shares of the Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF are listed for trading on NYSE Arca under the ticker symbols ODHY, OGSP, and OOSP, respectively, and because shares will trade at market prices rather than NAV, shares of the Obra ETFs may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Obra ETFs for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the Obra ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the Obra ETFs. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Obra ETFs follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Obra ETFs each operate as a single operating segment. The Obra ETFs’ income, expenses, assets and performance are regularly monitored for the oversight functions of the Obra ETFs. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The Obra ETFs’ debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. An Obra ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent an Obra ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an Obra ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by an Obra ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are believed in good faith by the fair value designee to be deemed unreliable, including restricted securities, fair value determinations are made in accordance with the policies and procedures approved by the Board of Trustees (“Trustees”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of an Obra ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which an Obra ETF’s net asset value is not calculated and on which an Obra ETF’s does not effect sales, redemptions and exchanges of its shares.

Fair Value Measurement

The Obra ETFs have adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Obra ETFs’ investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the Obra ETFs have the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the Obra ETFs’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2026, for the Obra ETFs’ assets measured at fair value:

Obra Defensive High Yield ETF	Total	Level 1	Level 2	Level 3 (a)
Assets
Corporate Bonds*	$4,900,789	$—	$4,900,789	$—
Short-Term Investment	180,766	180,766	—	—
Total Assets	$5,081,555	$180,766	$4,900,789	$—

Obra High Grade Structured Products ETF	Total	Level 1	Level 2	Level 3 (a)
Assets
Asset-Backed Securities	$3,488,245	$—	$3,488,245	$—
Collateralized Loan Obligations	4,154,936	—	4,154,936	—
Collateralized Mortgage Obligations	14,525,343	—	14,525,343	—
Commercial Mortgage-Backed Securities	4,349,123	—	4,349,123	—
Mortgage-Backed Securities	2,978,254	—	2,978,254	—
Short-Term Investment	168,909	168,909	—	—
Total Assets	$29,664,810	$168,909	$29,495,901	$—

Obra Opportunistic Structured Products ETF	Total	Level 1	Level 2	Level 3 (a)
Assets
Asset-Backed Securities	$3,711,025	$—	$3,711,025	$—
Collateralized Loan Obligations	8,859,575	—	8,859,575	—
Collateralized Mortgage Obligations	117,273,977	—	117,273,977	—
Commercial Mortgage-Backed Securities	11,759,898	—	11,759,898	—
Mortgage-Backed Securities	1,552,041		1,552,041	—
Short-Term Investment	711,538	711,538	—	—
Total Assets	$143,868,054	$711,538	$143,156,516	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a) The Obra ETFs held no Level 3 securities during the period ended March 31, 2026.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Obra ETFs bear expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Dividends from net investment income, if any, are declared and paid on an annual basis for the Obra ETFs. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Obra ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Obra ETFs intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

2. Risk Considerations

	Obra Opportunistic Structured Products ETF	Obra High Grade Structured Products ETF	Obra Defensive High Yield ETF
Authorized Participant Risk	X	X	X
Below Investment Grade Securities Risk	X		X
Cash and Cash Equivalents Risk	X	X	X
Corporate Debt Securities Risk			X
Counterparty Credit Risk			X
Covenant-Lite Risk	X	X
Credit/Default Risk	X	X	X
Cybersecurity Risk	X	X	X
Derivatives Risk	X	X
Early Close/Trading Halt Risk	X	X	X
ETF Structure Risk	X	X	X
Fixed Income Risk			X
Inflation Risk	X	X	X
Inflation-Indexed Bond Risk	X	X	X
Interest Rate Risk	X	X	X
Investment Risk	X	X	X
Leverage Risk	X	X
Limited History of Operations Risk	X	X	X
Liquidity Risk	X	X
Management Risk	X	X	X
Market Risk	X	X	X
Mortgage- and Asset-Backed Securities Risk	X	X
New Advisor Risk	X	X	X
Rating Agencies Risk			X
Small-Cap and Mid-Cap Securities Risk	X	X
Structured Products Risk	X	X
Transition from LIBOR Risk	X	X
U.S. Government Securities Risk	X	X	X

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).

Below Investment Grade Securities Risk. The Fund may invest in securities that are rated below investment grade. Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Credit risk is greater for securities rated below investment grade than for investment grade securities, which is the risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for below investment grade securities may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Corporate Debt Securities Risk. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

Counterparty Credit Risk. The stability and liquidity of many transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Covenant-Lite Risk. Some of the below investment grade loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. Structured products may be linked to derivatives. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Advisor’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and, therefore, may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at

NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o	Cash Purchases and Redemptions. Although the Funds do not anticipate large cash purchases or redemptions, to the extent Creation Units are purchased or redeemed by authorized participants in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the authorized participants.

o	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other authorized participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

Inflation Risk. Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for a Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect the Share price; a sharp rise in interest rates could cause the Share price to fall.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Leverage Risk. The use of leverage may exaggerate changes in the Share price and the return on its investments. Accordingly, the Fund may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. The portfolio managers will utilize proprietary investment processes, techniques, and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the portfolio managers in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per Share will change daily in response to such factors.

Mortgage- and Asset-Backed Securities Risks. MBS (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the MBS or asset-backed securities. The maturity of certain securities, such as MBS and ABS, is calculated using the security’s weighted-average life. Estimated prepayment rates for these securities are used in this calculation. If actual prepayment rates differ from the estimates used in calculating the weighted-average life, each Fund’s yield and/or Share price could be negatively affected.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of MBS and asset-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities. As a result, in a period of rising interest rates, MBS and asset-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. In addition, because prepayment rates of individual mortgage pools vary widely, the maturity of a particular pool cannot be predicted precisely. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with MBS, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Each Fund will not invest in CMO tranches which represent a right to receive interest only , principal only, or an amount that remains after other floating-rate tranches are paid (an inverse floater). If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that such Fund could lose all or substantially all of its investment.

Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities. In past years, delinquencies and losses generally increased with respect to securitizations involving residential mortgage loans and potentially could begin increasing again as a result of a weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called sub-prime mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults, and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period. These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue. The values of mortgage-backed securities may be substantially dependent on the servicing of the underlying mortgage pools, and therefore are subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

The U.S. Government conservatorship Freddie Mac and Fannie Mae in September 2008 and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally, and markets generally. In addition, there may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming Fannie Mae and Freddie Mac or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Fund’s assets.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome, and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund and may have limited resources.

Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Structured Products Risk. The Fund will primarily invest in structured products. The structured products may include investments in securitizations and other asset-backed securities. Among other risks, the products (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the products.

Transition from LIBOR Risk. Although LIBOR is no longer published as of June 30, 2023, holding of certain of the Fund’s underlying investments may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates, or any other changes or reforms to the determination or supervision of reference rates, could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the SOFR, which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

4. Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, each Obra ETF pays Obra Fund Management, LLC (the “Advisor”) a monthly advisory fee based upon the average daily net assets and calculated at an annual rate. See the table below for the advisory fee rates and amounts earned by the Advisor from each Obra ETF during the fiscal year ended March 31, 2026:

	Advisory Fee Rate	Advisory Fee Earned	Advisory Fee Waived by Advisor	Expenses Reimbursed by Advisor	Amount Available for Recoupment by Advisor	Recoupment Expiration
Obra Defensive High Yield ETF
	0.50%	$19,304	$19,304	$169,677	$188,981	3/31/2029
Obra High Grade Structured Products ETF
	0.63%	$161,655	$161,655	$16,734	$178,389	3/31/2028
	0.63%	$181,951	$177,503	$73,558	$251,061	3/31/2029
Obra Opportunistic Structured Products ETF
	0.63%	$116,088	$116,088	$79,267	$195,355	3/31/2028
	0.63%	$278,018	$234,444	$34,271	$268,715	3/31/2029

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, pursuant to which the Advisor has agreed to waive or reduce its management fees and assume other expenses of the Fund, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the amounts set forth in the table below of the average daily net assets of the Funds. Net annual operating expenses for the Funds may exceed these limits to the extent that each incurs expenses enumerated above as exclusions. The expense limitation agreement runs through July 31, 2027, and may be terminated by the Board at any time. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred, and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Fund	Expenses Limitation[1]
Obra Defensive High Yield ETF	0.50%
Obra High Grade Structured Products ETF	0.63%
Obra Opportunistic Structured Products ETF	0.63%

1 Prior to December 1, 2025, the expense limitation for the Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF was 0.70%, 0.90% and 0.90%, respectively.

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

5. Trustees and Officers

The Board is responsible for the management and supervision of the Obra ETFs. The Trustees approve all significant agreements between the Trust, on behalf of the Obra ETFs, and those companies that furnish services to the Obra ETFs; review performance of the Advisor and the Obra ETFs; and oversee activities of the Obra ETFs. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

6. Purchases and Sales of Investment Securities

For the fiscal year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
Obra Defensive High Yield ETF	$832,730	$729,068	$—	$—	$4,840,534	$—
Obra High Grade Structured Products ETF	20,960,871	17,156,853	—	—	—	—
Obra Opportunistic Structured Products ETF	145,447,554	27,675,678	—	—	—	—

7. Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences. Distributions during the fiscal years ended March 31, 2025 and March 31, 2026 were characterized for tax purposes as follows:

Fiscal Year Ended March 31, 2026
Obra Defensive High Yield ETF	$198,521
Obra High Grade Structured Products ETF	1,688,247
Obra Opportunistic Structured Products ETF	3,087,677

Fiscal Year Ended March 31, 2025	Ordinary Income
Obra High Grade Structured Products ETF	1,574,153
Obra Opportunistic Structured Products ETF	1,365,280

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the ETF. For the fiscal year ended March 31, 2026, reclassifications to paid in capital were as follows.

	Accumulated Earnings	Paid in Capital
Obra Defensive High Yield ETF	$—	$—
Obra High Grade Structured Products ETF	—	—
Obra Opportunistic Structured Products ETF	287,593	(287,593)

Obra ETFs

Notes to Financial Statements

As of March 31, 2026

At March 31, 2026, the tax-basis cost of investments and components of accumulated deficit were as follows:

	Obra Defensive High Yield ETF	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products ETF
Cost of Investments	$5,137,451	$29,606,497	$144,444,034
Gross Unrealized Appreciation	7,624	140,879	255,738
Gross Unrealized Depreciation	(63,520)	(82,566)	(831,719)
Net Unrealized Appreciation (Depreciation)	($55,896)	$58,313	($575,981)
Undistributed Net Investment Income (Loss)	4,330	7,399	—
Capital Loss Carryover - Short Term	—	(17,120)	(36,727)
Capital Loss Carryover - Long Term	—	(74,175)	—
Accumulated Deficit	($51,566)	($25,583)	($612,708)

Capital Loss Carryovers

Accumulated capital losses noted above represent net capital loss carryovers as of March 31, 2026, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryovers have no expiration date.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Obra ETFs. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Obra ETFs, and others that provide for general indemnifications. The Obra ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Obra ETFs. The Orba ETFs expects risk of loss to be remote.

9. New Accounting Pronouncement

The following disclosure is applicable to each ETF: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. ETFs’ Management has determined that there is no impact to the ETFs’ financial statements.

10. Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Spinnaker ETF Series

and the Shareholders of Obra ETFs

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF (the “Funds”), each a series of Spinnaker ETF Series, including the schedule of investments, as of March 31, 2026, the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Obra Defensive High Yield ETF, Obra Opportunistic Structured Products ETF, and Obra High Grade Structured Products ETF as of March 31, 2026, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Obra High Grade Structured Products ETF and Obra Opportunistic Structured Products ETF	For the year ended March 31, 2026	For the year ended March 31, 2026 and for the period April 9, 2024 (commencement of operations) through March 31, 2025	For the year ended March 31, 2026 and for the period April 9, 2024 (commencement of operations) through March 31, 2025

Obra Defensive High Yield ETF	For the period June 27, 2025 (commencement of operations) through March 31, 2026	For the period June 27, 2025 (commencement of operations) through March 31, 2026	For the period June 27, 2025 (commencement of operations) through March 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditor since 2024.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, the audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 28, 2026

Obra ETFs

Additional Information (unaudited)

As of March 31, 2026

Tax Information

We are required to advise you within 60 days of the Obra ETFs’ fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Obra ETF’s fiscal year ended March 31, 2026.

Distributions during the fiscal year ended March 31, 2026 were characterized for tax purposes as follows:

Ordinary Income
Obra Defensive High Yield ETF	$198,521
Obra High Grade Structured Products ETF	1,688,247
Obra Opportunistic Structured Products ETF	3,087,677

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2027, to determine the calendar year amounts to be included in their 2026 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in an Obra ETF.

Changes In and Disagreements with Accountants (N-CSR Item 8)

There were no changes in, or disagreements with, the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The aggregate compensation paid, on behalf of the Obra ETFs, to the Trustees for the period of this report was $17,830. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Obra ETFs, and no compensation was paid to any person of whom any officer or director of the Obra ETFs is an affiliated person.

Approval of Investment Advisory Agreements (N-CSR Item 11)

In connection with a regular Board meeting held March 19, 2026, the Board, including a majority of the Independent Trustees, discussed the approval of the continuation of the investment advisory agreement between the Trust and Obra Fund Management, LLC (the “Advisor”), with respect to the Obra Defensive High Yield ETF, the Obra High Grade Structured Products ETF, and the Obra Opportunistic Structured Products ETF (together, the “Obra ETFs”) (the “Investment Advisory Agreement”). The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgement in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor. The Trustees also reviewed and considered information the Advisor provided in response to a request for information legal counsel submitted to the Advisor on behalf of the Independent Trustees in connection with the approval of the Investment Advisory Agreement.

Obra ETFs

Additional Information (unaudited)

As of March 31, 2026

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of Obra Capital under the Investment Advisory Agreement. The Trustees reviewed the services being provided by Obra Capital to the Obra ETFs including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers. The Trustees evaluated Obra Capital’s staffing, personnel, and methods of operating; the education and experience of Obra Capital’s personnel; Obra Capital’s compliance program; and Obra Capital’s financial condition.

After reviewing the foregoing information and further information in the memorandum from Obra Capital (e.g., descriptions of Obra Capital’s business and compliance program), the Board concluded that the nature, extent, and quality of the services provided by Obra Capital were satisfactory and adequate.

(ii)	Performance. The Trustees compared the performance of the Obra ETFs with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the Obra Opportunistic Structured Products ETF had outperformed its peer group and benchmark averages for its quarter-to-date and since inception periods; Obra High Grade Structured Products ETF had outperformed its peer group and benchmark averages for its quarter-to-date and since inception periods; the Obra Defensive High Yield ETF had underperformed its benchmark averages for its since inception period. The Trustees also considered Obra Capital’s role in supervising the investment activity of Obra ETFs as the advisor. After reviewing the investment performance of the Obra ETFs and other factors, the Board concluded that the investment performance of the Obra ETFs and Obra Capital were satisfactory.

(iii)	Fees and Expenses. The Trustees compared the management fee and expense ratio of the Obra ETFs to other comparable funds. The Trustees noted that the management fee and expense ratio for the Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF were all above the peer group average. It was noted that the fees were higher than the peer group average due to the size of the Funds versus their peers. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Obra Capital were not unreasonable in relation to the nature and quality of the services provided by Obra Capital and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed Obra Capital’s profitability analysis in connection with its management of the Obra ETFs over the past twelve months. The Board noted that Obra Capital did not realize a profit for the prior twelve months of operations. The Board considered the profit realized and concluded that Obra Capital’s level of profitability was not excessive.

(v)	Economies of Scale. In this regard, the Trustees reviewed the Obra ETF’s operational history and noted that the size of the Obra ETFs had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Obra ETFs grew. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Obra ETFs grew.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement was fair and reasonable and in the best interests of the shareholders of the Obra ETFs.

Obra ETFs

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at www.obrafunds.com or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: June 8, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 8, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: June 8, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer